Business developments - Business developments (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Net revenues	SFr 19,890	SFr 15,213	SFr 23,042
Total operating expenses	SFr 22,122	SFr 18,529	SFr 18,924